OLD MUTUAL FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

Supplement dated January 8, 2009

to the Prospectus dated March 3, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above-referenced funds, series funds of Old Mutual Funds III (the “Funds”).  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

THE PORTFOLIO MANAGERS

The section of the Prospectus entitled “Management – The Portfolio Managers” is amended by replacing the section in its entirety with the following:

The Portfolio Managers

The following summarizes the experience of the members of the portfolio management team primarily responsible for the day-to-day management of the Old Mutual Target Plus Portfolios’ portfolios.  Except as otherwise noted, each portfolio manager listed below has served in his/her position for at least the last 5 years.

	Name (Role on Team)	Business Experience
Ibbotson Associates Advisors, LLC	Peng Chen, Ph.D., CFA (Lead Portfolio Manager)	President, Ibbotson.
	Brian Huckstep, CFA (Portfolio Manager)	Portfolio Manager (2005 – present), Ibbotson; Director of Data Acquisition (2003 – 2005), Morningstar.
	Jeremy Stempien (Portfolio Manager)	Portfolio Manager (2008 – present), Ibbotson; Advice Portfolio Construction Manager (2005 – 2007), Ibbotson; Project Manager (1999 – 2004), Hewitt Associates.
	Scott Wentsel, CFA, CFP (Senior Portfolio Manager)	Vice President and Senior Portfolio Manager (2005 – present), Ibbotson; Executive Director (2000 – 2005), Morgan Stanley.
Old Mutual Capital, Inc.	J.C. Waller (Portfolio Manager)
Vice President – Director of Investment Services (2007 – present) and Chief Investment Officer (2007 – present), Old Mutual Capital, Inc.; Vice President of Investments/Director of Institutional Portfolio Management (2005 – 2007) and Portfolio Manager (2002 –2007), ICON Advisers, Inc.

For more information on the Old Mutual Target Plus Portfolios’ portfolio managers, their compensation, other accounts managed by them, and their ownership of shares of the Old Mutual Target Plus Portfolios, please see the SAI.

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Distributor: Old Mutual Investment Partners
R-09-442  01/2009

OLD MUTUAL FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

Supplement dated January 8, 2009

to the Statement of Additional Information dated March 3, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) for the above-referenced funds, series funds of Old Mutual Funds III (the “Funds”).  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The Sub-Adviser

The following updates the information contained under the designated sub-headings in the section entitled “The Sub-Adviser”:

Fund Shares Owned by the Portfolio Managers.  As of November 30, 2008, no portfolio manager owned any shares of the Old Mutual Target Plus Portfolios.

Other Accounts Managed by the Portfolio Managers.  As of November 30, 2008, the portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Old Mutual Target Plus Portfolios, as set forth in the following table.  The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Peng Chen, Ph.D., CFA	26 (0)	$2,039 ($0)	0 (0)	$0 ($0)	109 (0)	$21,445 ($0)

Brian Huckstep, CFA	14 (0)	$1,167 ($0)	0 (0)	$0 ($0)	29 (0)	$128 ($0)

Jeremy Stempien	7 (0)	$380 ($0)	0 (0)	$0 ($0)	10 (0)	$0 ($0)

Scott Wentsel, CFA, CFP	26 (0)	$2,039 ($0)	0 (0)	$0 ($0)	109 (0)	$21,445 ($0)

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Distributor: Old Mutual Investment Partners
R-09-443  01/2009